Earnings (Loss) Per Share	12 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 15 – EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted earnings (loss) per share for the periods indicated:

	For the years ended June 30,
	2021	2020	2019

Basic earnings (loss) per share calculation:
Numerator:
Net income (loss) attributable to common shares	$6,816,572	$2,938,239	$(3,269,776)
Denominator:
Weighted average common shares outstanding	17,279,443	14,689,224	13,843,764
Basic earnings (loss) per share attributable to common shares	$0.39	$0.20	$(0.24)
Diluted earnings (loss) per share calculation:
Numerator:
Net income (loss) attributable to common shares for calculating diluted earnings per share	$6,816,572	$2,938,239	$(3,269,776)
Denominator:
Weighted average common shares outstanding	17,279,443	14,689,224	13,843,764
Weighted average common shares equivalents:
Effects of dilutive securities
Warrants	-	-	-
Share options	179,479	-	-
RSUs	110,518	3,075	-
Shares used in computing diluted earnings per share attributable to common shares	17,569,440	14,692,299	13,843,764
Diluted earnings (loss) per share attributable to common shares	$0.39	$0.20	$(0.24)

For the year ended June 30, 2021, warrants were out-of-the-money with no dilutive effect. For the year ended June 30, 2020, warrants and options were out-of-the-money with no dilutive effect. For the year ended June 30, 2019, warrants, RSUs and options were excluded from the computation of diluted loss per share as the effects were antidilutive.